Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Useful Lives of Furniture Fixtures and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of furniture, fixtures and equipment	5 years
Hardware [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of furniture, fixtures and equipment	3 years
Leasehold improvement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of furniture, fixtures and equipment	duration of lease